Transactions with related parties:	12 Months Ended
Dec. 31, 2014
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:
3. Transactions with related parties:
(a) Dynagas Ltd.
Dynagas Ltd. (or the “Manager”), is a company beneficially owned by the Partnership's Chairman. With effect from January 1, 2013, following the expiration of its previous agreements, the Manager entered into an eight year term separate management agreement with each vessel-owning entity of the Partnership in order to provide technical and administrative management services to the Partnership in exchange for a daily management fee of $2.5. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, these fees will be adjusted upwards by 3% until expiration of the management agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership's conflicts committee. For 2014 and 2013, each vessel was charged the basic daily management fee of $2.6 and $2.5, respectively, whereas, for the year ended December 31, 2012, daily management fees per vessel ranged from $2.3 to $2.4. The management agreements also provide for: (i) a commission of 1.25% over charter-hire agreements arranged by the Manager and (ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses. The agreements will terminate automatically after a change of control of the owners and/or of the owners' ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager. As of December 31, 2014, based on the maximum period prescribed in the management agreements and the basic daily fee in effect during 2014, such termination fee would be approximately $23,510.

Fees charged for the years ended December 31, 2014, 2013 and 2012 for technical and administrative services under the agreement amounted to $3,566, $2,737 and $2,638, respectively, and are separately reflected as Management fees-related party in the accompanying consolidated statements of income. During the years ended December 31, 2014, 2013 and 2012, the Partnership further incurred $1,363, $1,011 and $981, respectively, in connection with the commercial services under the agreement, which are separately reflected as Voyage expenses-related party in the accompanying consolidated statements of income. As of December 31, 2014 and 2013, the Partnership had granted to the Manager excess working capital advances of $889 and $1,456, respectively, which are separately reflected in Current Assets, Due from related party in the accompanying consolidated balance sheets.
The management agreements also provide for an advance equal to three months daily management fee. In the case of termination of the management agreements, prior to their eight year term, by any reason other than Manager's default, the advance is not refundable. Such advances as of December 31, 2014 and 2013 amounted to $1,125 and $675, respectively, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.

(b) Loan from related party
On November 18, 2013, concurrently with the completion of its initial public offering, the Partnership entered into an interest free $30.0 million revolving credit facility with its Sponsor, Dynagas Holding, with an original term of five years from the closing date, to be used for general Partnership purposes including working capital. The loan may be drawn and be prepaid in whole or in part at any time during the life of the facility. As of December 31, 2013, $5.5 million were drawn down under the facility, which are separately reflected in Current Liabilities, Loan from related party in the accompanying consolidated balance sheets. In January 2014, the total amount drawn under the respective facility was repaid. No amounts were drawn under the respective facility since then.

(c) Omnibus Agreement -Vessel acquisitions from our Sponsor
On November 18, 2013, the Partnership entered into an agreement with its Sponsor (the “Omnibus Agreement”) to govern among other things i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire certain offered optional vessels by its Sponsor, iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and iv) Sponsor's provisions of certain indemnities to the Partnership.  On April 17, 2014 and September 22, 2014, the Partnership entered into two separate Share Purchase Agreements to purchase from its Sponsor 100% of the ownership interests in the entities that own and operate the Arctic Aurora and the Yenisei River, two sister, 2013 built, ice class, liquefied natural gas carriers, for an aggregate purchase price of $492.5 million. On June 23, 2014 and September 25, 2014, within the context of these transactions, the Partnership completed the acquisition of the respective vessels and the related time charters. All of the other assets and liabilities relating to the Sponsor entities that owned the respective vessels did not form part of the purchase price and remained with the seller. The purchase price related to the Arctic Aurora acquisition was financed with a portion of the proceeds drawn under a new $340.0 million senior secured revolving credit facility (Note 5) and the net proceeds from a follow on public offering of common units contemplated in June 2014 (Note 8), whereas, the Yenisei River acquisition was funded at its greatest extent with the net proceeds of a $250.0 million Senior Unsecured Notes offering completed on September 15, 2014 (Note 5) and cash on hand. Both acquisitions from our Sponsor were similarly accounted for as transactions between entities under common control with the amount in excess of the vessel book value aggregating $88.1 million considered a preferential deemed dividend (Note 8).
(d) Executive Services Agreement
On March 21, 2014, the Partnership entered into an executive services agreement with the Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the services of its executive officers, who report directly to the Board of Directors. Under the agreement, the Manager is entitled to an executive services fee of €538,000 per annum (or $654 on the basis of a Eur/US Dollar exchange rate of €1.0000/$1.2156 at December 31, 2014), payable in equal monthly installments. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. During the year ended December 31, 2014, the Partnership incurred $803 in connection with this agreement which is included in General and administrative expenses-related party in the accompanying 2014 consolidated statement of income.
(e) Administrative Services Agreement
On December 30, 2014 and effective as of the IPO closing date, the Partnership entered into an administrative services agreement with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The Agreement can be terminated upon 120 days' notice granted either by the Partnership's Board or by Dynagas as per the provisions of the agreement. During the year ended December 31, 2014, the Partnership incurred $134 in connection with this agreement which is included in General and administrative expenses- related party in the accompanying 2014 consolidated statement of income. Up to December 31, 2014, the amount due under the agreement ($134) remained unsettled and is included in Current Liabilities as Due to related party in the accompanying 2014 consolidated balance sheet.